Finacial Liabilities at Fair Market Value (Tables)	6 Months Ended
Jun. 30, 2024
Finacial Liabilities at Fair Value [Abstract]
Schedule of Financial Liability
	June 30, 2024	December 31, 2023

Financial liability (1)	11	11
Non-tradable warrants (2)	1,998	1,459
Total	2,009	1,470

Schedule of Private Warrants	The key inputs that were used in the Private Warrants fair value were:
	As of June 30, 2024	As of December 31, 2023
Risk-free interest rate	4.52%	4%
Expected volatility	62.23%	66.63%
Expected dividend yield of	0%	0%
Expected term of warrants	3 years	3.5 years